Statutory Reserves	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Statutory Reserves [Abstract]
STATUTORY RESERVES
NOTE 13 – STATUTORY RESERVES

The Company is required to make appropriations to reserve funds, comprising the statutory surplus reserve and discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriation to the statutory surplus reserve is required to be at least 10% of the after tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entities’ registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors.

The statutory surplus reserve fund is non-distributable other than during liquidation and can be used to fund previous years’ losses, if any, and may be utilized for business expansion or converted into share capital by issuing new shares to existing shareholders in proportion to their shareholding or by increasing the par value of the shares currently held by them, provided that the remaining reserve balance after such issue is not less than 25% of the registered capital. For the three months ended September 30, 2012 and 2011, the Company appropriated to the statutory surplus reserve in the amount of $102,361 and $75,593, respectively. For the nine months ended September 30, 2012 and 2011, the Company appropriated to the statutory surplus reserve in the amount of $363,819 and $294,811, respectively. The accumulated balance of the statutory reserve of the Company as of September 30, 2012 and December 31, 2011 was $2,049,906 and $1,686,087, respectively.

NOTE 11 — STATUTORY RESERVES

The Company is required to make appropriations to reserve funds, comprising the statutory surplus reserve and discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriation to the statutory surplus reserve is required to be at least 10% of the after tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entities’ registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors.

The statutory surplus reserve fund is non-distributable other than during liquidation and can be used to fund previous years’ losses, if any, and may be utilized for business expansion or converted into share capital by issuing new shares to existing shareholders in proportion to their shareholding or by increasing the par value of the shares currently held by them, provided that the remaining reserve balance after such issue is not less than 25% of the registered capital. For the years ended December 31, 2011 and 2010, the Company appropriated to the statutory surplus reserve in the amount of $420,299 and $284,638, respectively. The accumulated balance of the statutory reserve of the Company as of December 31, 2011 and 2010 was $1,686,087 and $1,265,788, respectively.